Goodwill And Other Intangible Assets Goodwill and Other Intangible Assets (Rollforward of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Beginning balance	$ 71,401	$ 62,988
Adjustments to goodwill acquired in conjunction with the acquisition of Virginia Savings	0	142
Goodwill acquired in conjunction with the acquisition of Community	0	8,271
Ending balance	$ 71,401	$ 71,401